AMENDED AND RESTATED ADMINISTRATIVE SERVICES AGREEMENT

WESTERN ASSET INFLATION-LINKED INCOME FUND

AGREEMENT made this 27th day of April 2018 by and between Western Asset Inflation-Linked Income Fund (formerly, Western Asset/Claymore Inflation-Linked Securities & Income Fund and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund), a Massachusetts business trust (the “Fund”), and Legg Mason Partners Fund Advisor, LLC (the “Administrator”), a Delaware limited liability company.

WHEREAS, the Fund is a closed-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”); and

WHEREAS, the Fund wishes to retain the Administrator to provide it with certain administrative services; and

WHEREAS, the Administrator is willing to furnish such services on the terms and conditions hereinafter set forth;

WHEREAS, the Administrator and the Fund wish to amend and restate their Administrative Services Agreement, dated September 25, 2003, that was transferred from Legg Mason Fund Adviser, Inc. to the Administrator on September 30, 2009;

NOW, THEREFORE, in consideration of the promises and mutual covenants herein contained, it is agreed as follows:

1.    Appointment. The Administrator is hereby appointed as administrator for the Fund for the period and on the terms set forth in this Agreement. The Administrator accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

2.    Delivery of Documents. The Fund has caused the Administrator to be provided with copies of each of the following:

(a)    The Fund’s Amended and Restated Agreement and Declaration of Trust and all amendments thereto;

(b)    The Fund’s By-Laws and all amendments thereto;

(c)    Resolutions of the Fund’s Board of Trustees (the “Board”) authorizing the appointment of the Administrator as administrator for the Fund, and approving this Agreement;

(d)    The Fund’s Registration Statement on Form N-2 under the 1940 Act and the Securities Act of 1933, as amended, as filed with the Securities and Exchange Commission (the “SEC”), including all exhibits thereto, relating to the shares of beneficial interest of the Fund, and all amendments thereto;

(e)    The Fund’s most recent prospectus(es); and

(f)    The Fund’s most recent statement(s) of additional information.

The Fund will cause the Administrator to be furnished with copies from time to time of all amendments of or supplements to the foregoing.

3.    Administrative Services. (a) The Administrator, at its expense, shall supply the Board and officers of the Fund with all statistical information and reports reasonably required by them and reasonably available to the Administrator and shall furnish the Fund with office facilities, including space, furniture and equipment and all personnel reasonably necessary for the administration of the Fund. The Administrator shall authorize and permit any of its directors, officers and employees who may be elected as trustees or officers of the Fund to serve in the capacities in which they are elected.

(b)    The Administrator shall oversee the maintenance of all books and records with respect to the Fund’s securities transactions and the keeping of the Fund’s books of accounts in accordance with all applicable federal and state laws and regulations. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Administrator hereby agrees that any records which it maintains for the Fund are the property of the Fund, and further agrees to surrender promptly to the Fund or its agents any of such records upon the Fund’s request. The Administrator further agrees to arrange for the preservation of the records required to be maintained by Rule 31a-1 under the 1940 Act for the periods prescribed by Rule 31a-2 under the 1940 Act.

(c)    The Administrator shall also provide advice and recommendations with respect to other aspects of the business and affairs of the Fund, and shall perform such other functions of administration, management and supervision, as are set forth in Schedule A hereto, as such Schedule may be amended from time to time in writing by the mutual consent of the parties.

4.    Services Not Exclusive; Independent Contractor. The Administrator’s services hereunder are not deemed to be exclusive, and the Administrator shall be free to render similar services to others. It is understood that persons employed by the Administrator to assist in the performance of its duties hereunder might not devote their full time to such service. Nothing herein contained shall be deemed to limit or restrict the right of the Administrator or any affiliate of the Administrator to engage in and devote time and attention to other businesses or to render services of any kind or nature to other parties. Unless otherwise expressly provided by this Agreement, the Administrator shall be deemed to be an independent contractor.

5.    Expenses. During the term of this Agreement, the Administrator will pay all expenses incurred by it in connection with its activities under this Agreement.

6.    Compensation. For the services which the Administrator will render to the Fund under this Agreement, the Fund will pay the Administrator a fee, paid monthly, at an annual rate of 0.05% of the Fund’s average weekly assets. “Average Weekly Assets” means the average weekly value of the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage). For purposes of calculating Average Weekly Assets, neither the liquidation preference of any preferred shares of beneficial interest outstanding nor any liabilities associated with any instruments or transactions used to leverage the Fund’s portfolio (whether or not such instruments or transactions are “covered” within the meaning of the 1940 Act and the rules and regulations thereunder, giving effect to any interpretations of the SEC and its staff) is considered a liability. In addition, with respect to reverse repurchase or dollar roll transactions (“Repurchase Transactions”) entered into by the Fund, Average Weekly Assets includes (a) any proceeds from the sale of an asset (the “Underlying Asset”) of the Fund to a counterparty in a Repurchase Transaction and (b) the value of such Underlying Asset as of the relevant measuring date. The first payment of the fee shall be made as promptly as possible at the end of the month succeeding the effective date of this Agreement. For any period less than a month during which this Agreement is in effect, the fee shall be prorated according to the proportion which such period bears to a full month of 28, 29, 30 or 31 days, as the case may be. For purposes of this Agreement and except as otherwise provided herein, the Average Weekly Assets of the Fund shall be calculated pursuant to procedures adopted by the Board of the Fund for calculating the value of the Fund’s assets or delegating such calculations to third parties. In the event that the expenses of the Fund exceed any expense limitation which the Administrator may, by written notice to the Fund, voluntarily declare to be effective with respect to the Fund, subject to such terms and conditions as the Administrator may prescribe in such notice, the compensation due the Administrator shall be reduced, and, if necessary, the Administrator shall bear the Fund’s expenses to the extent required by such expense limitation.

7.    Limitation of Liability. The Administrator assumes no responsibility under this Agreement other than to render the services called for hereunder in good faith and without negligence, and shall not be responsible for any action of the Board of the Fund in following or declining to follow any advice or recommendations of the Administrator; provided, however, that nothing in this Agreement shall protect the Administrator against any liability to the Fund or the Fund’s shareholders for a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard of its obligations or duties under this Agreement.

8.    Definitions. As used in this Agreement, the term “assignment” shall have the meaning given to it by Section 2(a) of the 1940 Act, subject to such exemptions as may be granted by the SEC by any rule, regulation or order.

9.    Duration and Termination. Unless otherwise terminated, this Agreement shall continue in effect until December 31, 2018; and shall continue thereafter on an annual basis, provided that such continuance is specifically approved at least annually (a) by the vote of a majority of the Trustees of the Fund, and (b) by the vote of a majority of the Trustees of the Fund who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Fund or the Administrator, cast in person at a meeting called for the purpose of voting on such approval. Notwithstanding the initial term set forth above, this Agreement may be terminated by either party hereto (without penalty) at any time upon not less than 60 days’ prior written notice to the other party hereto. This Agreement will be terminated automatically and immediately in the event of its assignment.

10.    Further Actions. Each party agrees to perform such further acts and execute such further documents as are necessary to effectuate the purposes hereof.

11.    Amendments. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought.

12.    Governing Law. This Agreement shall be governed by the laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflict of law provision or rule that would cause the application of the laws of any other jurisdiction.

13.    Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed to be an original.

14.    Miscellaneous. This Agreement embodies the entire agreement and understanding between the parties hereto and supersedes all prior agreements and understandings relating to the subject matter hereof. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. Should any part of this Agreement be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. Except as otherwise provided herein, this Agreement shall be binding on and shall inure to the benefit of the parties hereto and their respective successors.

15.    Status of the Fund as a Massachusetts Business Trust. A copy of the Fund’s Amended and Restated Agreement and Declaration of Trust, as amended, is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement has been executed on behalf of the Fund by an officer of the Fund as an officer and not individually and the obligations of or arising out of this Agreement are not binding upon any of the Board, officers or shareholders of the Fund individually but are binding only upon the assets and property of the Fund.

[Remainder of page intentionally blank. Signature page follows.]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers designated below on the day and year first above written.

WESTERN ASSET INFLATION-LINKED INCOME FUND

By:	/s/ Jane Trust
Name:	Jane Trust
Title:	President

LEGG MASON PARTNERS FUND ADVISOR, LLC

By:	/s/ Jane Trust
Name:	Jane Trust
Title:	President and Chief Executive Officer

SCHEDULE A

Duties of the Administrator. The Administrator shall perform or arrange for the performance of the following administrative and clerical services:

(a)    Calculate or arrange for the calculation and dissemination/publication of the Fund’s net asset value daily (or as otherwise requested by the Fund) in accordance with the Fund’s policy as adopted from time to time by the Board, the Fund’s per share market price and the Fund’s trading discount/premium;

(b)    Provide the Fund with administrative offices and data processing facilities as well as the services of persons competent to perform such administrative, compliance and clerical functions as are necessary to provide effective operation of the Fund;

(c)    Maintain the Fund’s expense budget and monitor expense accruals;

(d)    Arrange for payment of the Fund’s expenses and the review and approval of invoices for the Fund’s account and submission to a Fund officer for authorization of payment in a manner to be agreed upon;

(e)    Oversee and review calculations of fees paid to the Administrator, the investment adviser, the custodian, the transfer agent and any other entity providing authorized services to the Fund;

(f)    Compute the Fund’s total return, expense ratios and portfolio turnover rate as well as various Fund statistical data as reasonably requested;

(g)    Prepare for review and approval by officers of the Fund, financial information for the Fund’s semi-annual and annual reports, proxy statements and other communications with shareholders required or otherwise to be sent to Fund shareholders, arrange for the printing and dissemination of such reports and communications to shareholders, and oversee the tabulation of proxies by the Fund’s transfer agent;

(h)    Prepare such reports, analyses, or recommendations as may reasonably be requested by the Board of the Fund or the Fund’s officers relating to the business and affairs of the Fund, including without limitation, those relating to the trading in Fund shares, as may be mutually agreed upon and not otherwise appropriately prepared by the Fund’s investment adviser, custodian, counsel, auditors or other service providers;

(i)    Prepare, or arrange for preparation, for review, approval and execution by officers of the Fund, the Fund’s federal, state and local income tax returns, and any other required tax returns, as may be mutually agreed upon;

(j)    Calculate the Fund’s periodic dividend distributions and annual net investment income (including net realized short-term capital gain) and net realized long-term capital gain to determine the Fund’s appropriate level of dividend distributions and the minimum annual distributions to shareholders and the tax and accounting treatment of such distributions on a per share basis, to be reviewed by the Fund’s auditors;

(k)    Prepare, or arrange for preparation, for review by an officer of the Fund, the Fund’s periodic financial reports required to be filed with the SEC on Form N-SAR and N-CSR and such other reports, forms or filings, as may be mutually agreed upon;

(l)    Prepare, or arrange for preparation, of such financial information and reports as may be required by any stock exchange or exchanges on which the Fund’s shares are listed, and such other information and reports required by such stock exchanges, as may be mutually agreed upon;

(m)    Prepare such financial information and reports as may be required by any banks or other institutions from which the Fund borrows funds;

(n)    Monitor and report on the Fund’s issuance of preferred shares, including performing, or arranging for the performance of any tests with respect to asset coverage or other matters required from time to time by the rating agencies rating such preferred shares and preparing, or arranging for the preparation of, maintenance reports in connection therewith as required by the rating agencies;

(o)    Coordinate the performance of administrative and professional services rendered to the Fund by others, including, without limitation, services provided by its custodian, registrar, transfer agent, dividend disbursing agent and dividend reinvestment plan agent, as well as accounting, auditing and such other services as may from time to time be mutually agreed;

(p)    Consult as necessary with the Fund’s officers, independent accountants, legal counsel, investment adviser, custodian, accounting agent and transfer and dividend disbursing agent in establishing the accounting policies of the Fund;

(q)    Review implementation of any stock purchase or dividend reinvestment programs authorized by the Board;

(r)    Provide such assistance to the investment adviser, the custodian and the Fund’s legal counsel and auditors as generally may reasonably be required to properly carry on the business and operations of the Fund;

(s)    Reply to requests for information concerning the Fund from shareholders or prospective shareholders, brokers or the public;

(t)    Aid in the secondary market support of the Fund through regular written and oral communications with the Fund’s New York Stock Exchange designated market maker, the closed-end fund analyst community and various information providers specializing in the dissemination of closed-end fund information;

(u)    Determine the amounts available for distribution as dividends and distributions to be paid by the Fund to its shareholders; prepare and arrange for the printing of dividend notices to shareholders; and assist in the preparation of materials relevant to the Fund’s Dividend Reinvestment Plan;

(v)    Establish and maintain a toll-free number for sales support and marketing requests on an ongoing basis;

(w)    Develop and maintain, as agreed by the Fund, a website for the Fund which will provide daily and weekly updates, daily net asset value and price information, monthly distribution notifications and such other information reasonably requested by the Fund;

(x)    Communicate to the investment community any changes made to the Fund’s trading strategies;

(y)    Assist, as agreed by the Fund, in the provision of materials regarding the Fund to the investment community and current and prospective investors;

(z)    Assist in the review of materials made available to shareholders and prospective investors to assure compliance with applicable laws, rules and regulations;

(aa)  Host analyst meetings as appropriate;

(bb)  Provide persons to serve as officers and trustees of the Fund, as the Fund may request, including, without limitation to serve as the Chief Compliance Officer of the Fund;

(cc)  Support the Fund’s Chief Compliance Officer in his or her establishment and maintenance for the Fund of a compliance program in accordance with Rule 38a-l under the 1940 Act, such support to include, but not be limited to, providing the Chief Compliance Officer with systems to implement the Fund’s compliance program;

(dd)  Maintain ongoing contact with brokers in branch offices whose clients hold Fund shares or whose clients may have an interest in acquiring Fund shares, including providing, among other things, progress reports on the Fund, dividend announcements and performance updates;

(ee)  Assist in the drafting of press releases to the public;

(ff)  Oversee, in consultation with, and as agreed by, any investment adviser, matters relating to the conduct and administration of meetings of the Board, including, without limitation, the preparation and distribution of all appropriate materials to the Board in advance of any such meetings, drafting board meeting agendas, organizing pre-board calls as requested by any trustee, drafting meeting minutes, the scheduling of such meetings, communication with respect to such meetings and, if requested, the hosting of such meetings (including arranging any off-site meetings);

(gg)  Oversee dissemination and collection of annual trustee and officer questionnaires;

(hh)  Oversee the maintenance by the Fund’s custodian and transfer agent and dividend disbursing agent of certain books and records of the Fund as required under Rule 31a-1(b)(4) of the 1940 Act and maintain (or oversee maintenance by the Fund’s administrator or such other persons as approved by the Board) such other books and records required by law or for the proper operation of the Fund;

(ii)     Review the appropriateness of and arrange for payment of the Fund’s expenses;

(jj)     Oversee and review calculations of fees paid to the Fund’s service providers;

(kk)   Oversee the Fund’s portfolio and perform necessary calculations as required under Section 18 of the 1940 Act;

(ll)     Consult with the Fund’s officers, independent accountants, legal counsel, custodian, administrator or other accounting agent, transfer agent and dividend disbursing agent in establishing the accounting policies of the Fund and monitor financial and shareholder accounting services;

(mm)  Review implementation of any share purchase programs authorized by the Board;

(nn)    Provide such assistance to the custodian and the Fund’s counsel (including with respect to Massachusetts state filings) and auditors as generally may be required to properly carry on the business and operations of the Fund; and

(oo)    Provide such other services as the parties may mutually agree from time to time.